SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
share based payments	$ 2,133,645	$ 2,858,303
Total	4,311,880	4,599,343
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary	120,175	288,111
Research and development [member]
IfrsStatementLineItems [Line Items]
consulting	94,191	92,095
Professional fees [member]
IfrsStatementLineItems [Line Items]
consulting	153,445	122,915
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary	$ 1,810,424	$ 1,237,919